Loans (Summary Of Loan Portfolio) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loans [Line Items]
Loans, net of unearned income, excluding covered loans	$ 10,521,377	$ 9,599,886	$ 730,144
Covered loans	651,368	334,353
Total loans	11,172,745	9,934,239
Loans, net of unearned income, excluding covered loans, percentage	94.00%	97.00%
Covered loans, percentage	6.00%	3.00%
Total loans, percentage	100.00%	100.00%
Commercial Loan [Member]
Loans [Line Items]
Loans, net of unearned income, excluding covered loans	2,498,313	2,049,326
Loans, net of unearned income, excluding covered loans, percentage	22.00%	21.00%
Commercial Real-Estate Loans [Member]
Loans [Line Items]
Loans, net of unearned income, excluding covered loans	3,514,261	3,338,007
Loans, net of unearned income, excluding covered loans, percentage	31.00%	34.00%
Home Equity [Member]
Loans [Line Items]
Loans, net of unearned income, excluding covered loans	862,345	914,412
Loans, net of unearned income, excluding covered loans, percentage	8.00%	9.00%
Residential Real-Estate [Member]
Loans [Line Items]
Loans, net of unearned income, excluding covered loans	350,289	353,336
Loans, net of unearned income, excluding covered loans, percentage	3.00%	3.00%
Premium Finance Receivables - Commercial [Member]
Loans [Line Items]
Loans, net of unearned income, excluding covered loans	1,412,454	1,265,500	1,324,015
Loans, net of unearned income, excluding covered loans, percentage	13.00%	13.00%
Premium Finance Receivables - Life Insurance [Member]
Loans [Line Items]
Loans, net of unearned income, excluding covered loans	1,695,225	1,521,886
Loans, net of unearned income, excluding covered loans, percentage	15.00%	15.00%
Indirect Consumer [Member]
Loans [Line Items]
Loans, net of unearned income, excluding covered loans	64,545	51,147
Loans, net of unearned income, excluding covered loans, percentage	1.00%	1.00%
Consumer And Other [Member]
Loans [Line Items]
Loans, net of unearned income, excluding covered loans	$ 123,945	$ 106,272
Loans, net of unearned income, excluding covered loans, percentage	1.00%	1.00%